Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2020
Amount Due to Related Parties [Abstract]
AMOUNTS DUE TO RELATED PARTIES

NOTE 12 – AMOUNTS DUE TO RELATED PARTIES

At December 31, 2020 and 2019, amounts due to related parties consisted of the following:

	December 31,	December 31,
Name of related party	2020	2019
Mr. Song (1)	$5,725	$-
Vision Capital Profits Limited (2)	$114,850	$114,839
Beijing Zhongan Huitong Information Technology Co., Ltd. (3)	$13,505	-
C Media(4)	$176,384	62,263

(1)	The Company’s CEO and Chairman

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	Beijing Zhongan Huitong Information Technology Co., Ltd.’s legal representative is Mrs. Song, the spouse of Mr. Song.

(4)	C Media is controlled by Mr. Song.

Amounts due to related parties are non-interest bearing, unsecured and payable on demand.